Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of June 30,
	2025	2024
Accounts receivable	$346,152	$172,027
Less: allowance for expected credit losses	(17,308)	(9,117)
Accounts receivable, net	$328,844	$162,910

Schedule of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses consists of the following:

	As of June 30,
	2025	2024	2023
Balance at beginning of the year	$9,117	$49,013	$-
Allowance for (Reversal of)	8,002	(40,051)	51,149
Foreign exchange	189	155	(2,136)
Balance at end of the year	$17,308	$9,117	$49,013